Schedule of operating right of use asset net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost	$ 199,859	$ 197,835
Total right-of-use assets, at cost, increase/(decrease)
Total right-of-use assets, at cost, Exchange rate translation	2,024
Less: accumulated amortization	148,596	97,214
Increase decreaseIn accumulated amortization	51,455
Accumulated amortization, Exchange rate translation	(73)
Right-of-use assets, net	51,263	100,621
Right-of-use assets, net, Increase (decrease)	51,455
Right-of-use assets, net, Exchange rate translation	2,097
Operating Lease Right of Use Assets Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost	199,859	$ 197,835
Total right-of-use assets, at cost, increase/(decrease)
Total right-of-use assets, at cost, Exchange rate translation	$ 2,024